Report of the directors financial review risk report - Credit risk in the first half of 2022 (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of financial assets [line items]
– expected credit losses recognised in income statement	£ 5	£ 0	£ (5)
Russia
Disclosure of financial assets [line items]
Credit exposure	(1,000)
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	94,840	91,177
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	16,349	10,784
Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	138,171	126,749
Gross carrying/ nominal amount | Russia
Disclosure of financial assets [line items]
Credit exposure	(1,100)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	366,317	305,257
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Financial assets	112,400
Increase (decrease) in financial assets	9,300
Foreign exchange	1,700
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	96,064	92,331
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2,500
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers | Personal
Disclosure of financial assets [line items]
Financial assets	25,738	25,394
Increase (decrease) in financial assets	(100)
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	16,384	10,789
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to banks | Personal
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	5,200
Gross carrying/ nominal amount | Debt instruments at FVOCI | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	37,077	41,188
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,470)
Increase (decrease) in financial assets	(211)
Off-balance sheet commitments	(74)	(72)
– expected credit losses recognised in income statement	187
Allowance for ECL | Russia
Disclosure of financial assets [line items]
Credit exposure	100
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,372)	(1,168)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	(1,224)	(1,154)
Increase (decrease) in financial assets	(50)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(90)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | Non-credit impaired
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(57)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Wholesale | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(33)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers | Personal
Disclosure of financial assets [line items]
Financial assets	(126)	(163)
Increase (decrease) in financial assets	42
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	(35)	(5)
Allowance for ECL | Debt instruments at FVOCI | Debt securities in issue
Disclosure of financial assets [line items]
Financial assets	£ (24)	£ (19)